FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Debt securities in issue	£ 7,085
Other	11
	7,096
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	21,595
Other deposits	242
Short positions in securities	1,614
	23,451
Financial liabilities at fair value through profit or loss	£ 30,547	£ 50,935
Previously stated [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Debt securities in issue		7,812
Other		3
		7,815
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements		41,378
Other deposits		381
Short positions in securities		1,303
		43,062
Financial liabilities at fair value through profit or loss		£ 50,877